Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay N Portfolio

December 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 70.1%
Long-Term Municipal Bonds – 70.1%
American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	$	180	$193,525

Arkansas – 0.1%
City of Fayetteville AR Sales & Use Tax Revenue Series 2019-A 1.75%, 11/01/2032		150	149,896

Colorado – 0.4%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032		1,000	983,286
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050		100	102,216

			1,085,502

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2026(a)		100	101,256
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2032		100	62,245

			163,501

Guam – 1.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028		100	86,666
3.339%, 10/01/2030		150	124,781
Guam Power Authority Series 2022-A 5.00%, 10/01/2028		1,000	1,066,368
Territory of Guam Series 2019 5.00%, 11/15/2031		80	84,204
Series A 5.00%, 12/01/2026		100	103,965
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029		105	108,941
5.00%, 12/01/2030		165	171,037
5.00%, 12/01/2032		155	159,962
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023		315	317,448

	Principal Amount (000)		U.S. $ Value

5.00%, 11/15/2025	$	265	$272,966
5.00%, 11/15/2031		625	640,807

			3,137,145

Illinois – 3.6%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2023		1,465	1,478,931
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027		100	103,175
5.00%, 09/01/2033		100	102,250
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2025		1,000	1,022,178
State of Illinois
Series 2014 5.00%, 05/01/2023		3,990	4,007,346
Series 2017-D 5.00%, 11/01/2024		2,000	2,037,931

			8,751,811

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026		100	104,066
5.00%, 02/01/2030		100	107,996

			212,062

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)		100	102,334
6.10%, 06/01/2038(a)		100	106,163

			208,497

Michigan – 3.0%
City of Detroit MI Series 2018 5.00%, 04/01/2024		1,315	1,332,808
5.00%, 04/01/2025		800	819,968
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2026		5,055	5,216,661

			7,369,437

Nebraska – 1.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050		3,290	3,320,997

	Principal Amount (000)		U.S. $ Value

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	$	300	$267,756

New Jersey – 2.7%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		125	124,188
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2029		3,490	3,791,546
New Jersey Turnpike Authority AGM Series 2005-D3 5.25%, 01/01/2026		2,555	2,729,666

			6,645,400

New York – 53.1%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2023		175	177,257
5.00%, 12/15/2024		145	148,974
5.00%, 12/15/2025		145	151,024
5.00%, 12/15/2026		145	152,373
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) 5.75%, 06/01/2042(a)		245	248,077
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)		300	278,170
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029		1,000	996,524
City of New York NY
Series 2014-A 5.00%, 08/01/2028		1,285	1,328,193
Series 2014-J 5.00%, 08/01/2027		1,085	1,121,640
Series 2018-E 5.00%, 03/01/2031		1,055	1,168,609
Series 2020-C 5.00%, 08/01/2033		1,355	1,540,497
5.00%, 08/01/2034		1,000	1,126,728
Series 2021 1.396%, 08/01/2027		2,970	2,538,540
County of Albany NY Series 2020-C 5.00%, 11/01/2024		1,595	1,661,857
County of Nassau NY
Series 2014-A 5.00%, 04/01/2025 (Pre-refunded/ETM)		4,775	4,902,854
Series 2017-C 5.00%, 10/01/2025		1,875	1,989,774

	Principal Amount (000)		U.S. $ Value

County of Onondaga NY Series 2022 4.00%, 06/15/2040	$	1,145	$1,148,768
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039(a)		975	880,259
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series A 5.25%, 06/15/2042		1,000	983,226
Long Island Power Authority Series 2021-A 5.00%, 09/01/2036		2,000	2,246,492
Metropolitan Transportation Authority
Series 2016-B 4.00%, 11/15/2036		1,000	913,342
Series 2017-C 5.00%, 11/15/2028		6,400	6,643,292
Series 2020-A 5.00%, 02/01/2023		1,865	1,866,362
AGM Series 2021 3.431% (SOFR + 0.55%), 11/01/2032(b)		1,000	988,433
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund)
Series 2012- A 5.00%, 11/15/2026		6,285	6,287,591
Series 2016- A 5.00%, 11/15/2025		1,375	1,459,703
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030		955	1,026,613
Monroe County Industrial Development Corp/NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)		370	360,726
New York City Municipal Water Finance Authority Series 2015-G 5.00%, 06/15/2027 (Pre-refunded/ETM)		2,885	3,045,809
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2017-S 5.00%, 07/15/2032		1,955	2,133,358
Series 2018-S 5.00%, 07/15/2031		1,460	1,626,612
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2014-B 5.00%, 11/01/2026		4,000	4,106,486
Series 2015-C 5.00%, 11/01/2028		2,145	2,250,490
Series 2017 5.00%, 11/01/2026		1,925	2,092,473

	Principal Amount (000)		U.S. $ Value

New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	$	2,900	$2,597,758
2.625%, 09/15/2069		320	285,210
2.80%, 09/15/2069		4,250	3,803,103
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042		3,000	2,327,295
New York State Dormitory Authority Series 2021 1.187%, 03/15/2026 (Pre-refunded/ETM)		1,000	891,528
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)		700	710,569
5.00%, 12/01/2034(a)		400	399,339
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039		1,000	965,468
4.00%, 05/01/2040		1,000	958,183
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2029		1,000	1,139,955
5.00%, 07/01/2031		1,200	1,358,824
5.00%, 07/01/2032		1,040	1,175,084
New York State Dormitory Authority (St. John’s University/NY) Series 2021-A 4.00%, 07/01/2032		1,105	1,171,291
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014-A 5.00%, 02/15/2028		2,035	2,081,716
Series 2014-C 5.00%, 03/15/2029		3,000	3,074,027
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037		540	550,573
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2021 5.00%, 06/15/2023		2,680	2,706,793
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2019-M 2.90%, 01/01/2035		2,000	1,641,169
Series 2021-O 4.00%, 01/01/2038		2,810	2,749,723

	Principal Amount (000)		U.S. $ Value

New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2016-A 5.00%, 03/15/2024	$	2,635	$2,702,846
Series 2022 5.00%, 09/15/2029		275	314,381
New York Transportation Development Corp. (American Airlines, Inc.) Series 2021 3.00%, 08/01/2031		1,000	869,414
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030		2,065	2,104,210
5.00%, 01/01/2032		1,495	1,516,014
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 4.00%, 12/01/2042		2,000	1,772,507
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-B 3.50%, 11/01/2024(a)		600	584,152
Port Authority of New York & New Jersey
Series 2013-178 5.00%, 12/01/2023		2,515	2,545,849
Series 2014 5.00%, 09/01/2023		2,000	2,017,373
5.00%, 09/01/2028		3,615	3,689,263
Series 2015 5.00%, 10/15/2023		1,000	1,010,385
Series 2019 5.00%, 11/01/2031		1,455	1,574,273
Series 2021-2 4.00%, 07/15/2038		1,365	1,289,510
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050		500	481,429
Triborough Bridge & Tunnel Authority Series 2021-A 5.00%, 11/01/2025		3,000	3,192,070
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)
Series 2021 5.00%, 05/15/2050		2,265	2,407,917
Series 2021-A 2.511%, 05/15/2035		1,500	1,134,645
Series 2022 5.00%, 05/15/2034		500	584,452
5.00%, 05/15/2035		1,000	1,149,928
5.00%, 05/15/2036		1,000	1,132,838
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031		305	333,224
5.00%, 09/01/2032		415	451,702
5.00%, 09/01/2033		395	428,057

	Principal Amount (000)		U.S. $ Value

Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026	$	5,575	$6,018,310

			129,483,483

Ohio – 0.3%
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 3.75%, 01/15/2028(a)		655	639,719

Pennsylvania – 0.4%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2024		1,000	1,019,337

Puerto Rico – 1.3%
Commonwealth of Puerto Rico Series 2021-A
Zero Coupon, 07/01/2024		98	91,264
Zero Coupon, 07/01/2033		414	223,648
4.00%, 07/01/2033		103	89,221
4.00%, 07/01/2035		3	2,194
4.00%, 07/01/2037		2	1,831
4.00%, 07/01/2041		3	2,383
4.00%, 07/01/2046		3	2,372
5.25%, 07/01/2023		69	69,117
5.375%, 07/01/2025		203	204,763
5.625%, 07/01/2027		508	517,790
5.625%, 07/01/2029		103	105,543
5.75%, 07/01/2031		103	106,560
Series 2022-C 0.00%, 11/01/2043		19	8,362
HTA HRRB Custodial Trust 5.25%, 07/01/2036		215	213,644
HTA TRRB Custodial Trust 5.25%, 07/01/2034		165	164,079
5.25%, 07/01/2041		205	203,419
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		230	229,221
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026		745	755,344
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		235	219,212

			3,209,967

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	$ 3,000	$2,997,351
South Carolina Public Service Authority Series 2021-B 4.00%, 12/01/2039	500	470,550

		3,467,901

Texas – 0.0%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	100	100,213

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.00%, 01/01/2032(a)	700	730,846
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	147	129,134

		859,980

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2025(a)	165	166,037
5.00%, 10/01/2026(a)	180	181,023
5.00%, 10/01/2027(a)	155	155,702
5.00%, 10/01/2028(a)	105	105,251
5.00%, 10/01/2029(a)	100	99,936

		707,949

Total Municipal Obligations (cost $177,712,987)		170,994,078

	Shares

INVESTMENT COMPANIES – 20.3%
Funds and Investment Trusts – 20.3%(c)
iShares Core MSCI EAFE ETF	368,888	22,738,256
iShares Core MSCI Emerging Markets ETF	209,923	9,803,404
SPDR S&P 500 ETF Trust	36,569	13,985,083
Vanguard Mid-Cap ETF	15,037	3,064,691

Total Investment Companies (cost $45,526,055)		49,591,434

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 1.4%
United States – 1.4%
U.S. Treasury Notes 2.625%, 02/15/2029(d) (e) (cost $3,708,231)	$	3,543	$3,282,811

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.7%
Options on Equity Indices – 0.7%
Euro STOXX 50 Index Expiration: Nov 2023; Contracts: 1,710; Exercise Price: EUR 3,000.00; Counterparty: UBS AG(f)	EUR	5,130,000	158,612
FTSE 100 Index Expiration: Dec 2023; Contracts: 350; Exercise Price: GBP 6,200.00; Counterparty: UBS AG(f)	GBP	2,170,000	60,170
Nikkei 225 Index Expiration: Dec 2023; Contracts: 22,000; Exercise Price: JPY 21,750.00; Counterparty: UBS AG(f)	JPY	478,500,000	132,666
S&P 500 Index Expiration: Nov 2023; Contracts: 12,800; Exercise Price: USD 3,200.00; Counterparty: UBS AG(f)	USD	40,960,000	1,388,493

Total Options Purchased - Puts (premiums paid $1,765,863)			1,739,941

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 11.139% (LIBOR 1 Month + 6.75%), 08/25/2028(b) (cost $66,036)	$	63	65,990

	Shares

SHORT-TERM INVESTMENTS – 6.9%
Investment Companies – 6.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(c) (g) (h) (cost $16,789,971)		16,789,971	16,789,971

Total Investments – 99.4% (cost $245,569,143)(i)			242,464,225
Other assets less liabilities – 0.6%			1,550,122

Net Assets – 100.0%			$244,014,347

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	24	March 2023	$972,396	$(39,391)
FTSE 100 Index Futures	13	March 2023	1,173,383	(5,164)
Hang Seng Index Futures	2	January 2023	255,142	2,504
MSCI Emerging Markets Futures	85	March 2023	4,077,450	(76,041)
Nikkei 225 (OSE) Futures	4	March 2023	794,880	(39,871)
OMXS 30 Index Futures	40	January 2023	782,762	(20,545)
Russell 2000 E-Mini Futures	26	March 2023	2,302,170	(85,563)
S&P 500 E-Mini Futures	103	March 2023	19,884,150	(772,200)
U.S. T-Note 2 Yr (CBT) Futures	17	March 2023	3,486,328	4,307
U.S. T-Note 10 Yr (CBT) Futures	40	March 2023	4,491,875	(27,390)
U.S. Ultra Bond (CBT) Futures	10	March 2023	1,343,125	(28,233)
Sold Contracts
Euro STOXX 50 Index Futures	39	March 2023	1,580,144	87,937
MSCI Singapore IX ETS Futures	48	January 2023	1,041,242	9,760
S&P 400 E-Mini Futures	6	March 2023	1,465,560	26,372
S&P/TSX 60 Index Futures	11	March 2023	1,900,872	58,832
SPI 200 Futures	17	March 2023	2,023,214	38,430
TOPIX Index Futures	14	March 2023	2,017,754	3,967

				$(862,289)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	759	USD	920	01/18/2023	$2,114
Bank of America, NA	GBP	4,902	USD	5,838	01/18/2023	(90,531)
Bank of America, NA	USD	1,032	AUD	1,505	01/19/2023	(6,873)
BNP Paribas SA	USD	1,259	AUD	1,866	01/19/2023	11,851
BNP Paribas SA	USD	1,368	JPY	183,896	02/09/2023	39,918
Citibank, NA	CAD	3,093	USD	2,283	01/19/2023	(1,273)
Citibank, NA	USD	3,486	AUD	5,494	01/19/2023	256,970
Citibank, NA	USD	880	CAD	1,170	01/19/2023	(16,132)
Citibank, NA	USD	1,621	JPY	223,819	02/09/2023	92,150
Citibank, NA	USD	1,632	EUR	1,521	02/27/2023	1,541
Deutsche Bank AG	USD	6,978	CAD	9,438	01/19/2023	(7,191)
Goldman Sachs Bank USA	NZD	1,193	USD	742	02/02/2023	(15,393)
HSBC Bank USA	USD	2,230	GBP	1,795	01/18/2023	(58,459)
HSBC Bank USA	AUD	3,292	USD	2,191	01/19/2023	(51,339)
HSBC Bank USA	CAD	701	USD	514	01/19/2023	(3,830)
HSBC Bank USA	SEK	8,535	USD	812	02/03/2023	(6,954)
HSBC Bank USA	JPY	71,690	USD	547	02/09/2023	(2,052)
HSBC Bank USA	EUR	2,937	USD	3,101	02/27/2023	(55,267)
HSBC Bank USA	USD	657	CHF	602	03/01/2023	(1,684)
JPMorgan Chase Bank, NA	CAD	863	USD	639	01/19/2023	1,071
Morgan Stanley & Co., Inc.	USD	2,291	CAD	3,111	01/19/2023	6,641

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co., Inc.	USD	1,232	NZD	1,998	02/02/2023	$36,655
Morgan Stanley & Co., Inc.	SEK	6,653	USD	634	02/03/2023	(4,293)
Morgan Stanley & Co., Inc.	JPY	73,555	USD	540	02/09/2023	(22,584)
Morgan Stanley & Co., Inc.	EUR	1,462	USD	1,561	02/27/2023	(8,859)
Morgan Stanley & Co., Inc.	CHF	4,691	USD	5,051	03/01/2023	(53,083)
State Street Bank & Trust Co.	GBP	389	USD	468	01/18/2023	(1,992)
State Street Bank & Trust Co.	USD	448	GBP	374	01/18/2023	4,118
State Street Bank & Trust Co.	AUD	448	USD	287	01/19/2023	(17,761)
State Street Bank & Trust Co.	NZD	999	USD	637	02/02/2023	2,345
State Street Bank & Trust Co.	NOK	5,189	USD	520	02/03/2023	(10,237)
State Street Bank & Trust Co.	USD	490	NOK	4,834	02/03/2023	4,038

						$23,625

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	1,060	01/15/2025	2.565%	CPI#	Maturity	$92,659	$—	$92,659
USD	530	01/15/2025	2.585%	CPI#	Maturity	45,911	—	45,911
USD	530	01/15/2025	2.613%	CPI#	Maturity	45,336	—	45,336
USD	2,740	01/15/2026	CPI#	3.720%	Maturity	(77,721)	—	(77,721)
USD	1,610	01/15/2027	CPI#	3.466%	Maturity	(50,262)	(1,770)	(48,492)
USD	1,600	01/15/2027	CPI#	3.320%	Maturity	(64,140)	—	(64,140)
USD	4,950	01/15/2028	1.230%	CPI#	Maturity	856,142	—	856,142
USD	3,410	01/15/2028	0.735%	CPI#	Maturity	709,730	—	709,730
USD	6,440	01/15/2029	CPI#	3.290%	Maturity	(171,450)	—	(171,450)
USD	1,290	01/15/2029	CPI#	3.735%	Maturity	12,610	—	12,610
USD	1,125	01/15/2030	1.572%	CPI#	Maturity	183,981	—	183,981
USD	1,125	01/15/2030	1.587%	CPI#	Maturity	182,471	—	182,471
USD	180	01/15/2030	1.714%	CPI#	Maturity	27,137	—	27,137
USD	180	01/15/2030	1.731%	CPI#	Maturity	26,859	—	26,859
USD	1,000	01/15/2031	2.782%	CPI#	Maturity	61,546	—	61,546
USD	880	01/15/2031	2.680%	CPI#	Maturity	62,756	—	62,756
USD	770	01/15/2031	2.989%	CPI#	Maturity	31,957	—	31,957
USD	860	04/15/2032	CPI#	2.909%	Maturity	(35,645)	—	(35,645)
USD	750	04/15/2032	CPI#	2.748%	Maturity	(43,734)	—	(43,734)
USD	450	04/15/2032	CPI#	2.722%	Maturity	(27,478)	—	(27,478)

						$1,868,665	$(1,770)	$1,870,435

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	2,850	04/15/2032	2.777%	1 Day SOFR	Annual	$171,995	$—	$171,995

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	19	$(4,649)	$(1,764)	$(2,885)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	63	(15,344)	(7,512)	(7,832)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4	(1,085)	(515)	(570)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	11	(2,635)	(1,009)	(1,626)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	127	(31,153)	(14,693)	(16,460)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	130	(31,772)	(12,183)	(19,589)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	196	(48,046)	(17,950)	(30,096)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	24	(5,889)	(2,871)	(3,018)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	170	(41,536)	(15,062)	(26,474)

						$(182,109)	$(73,559)	$(108,550)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	4,000	10/23/2026	2.310%	CPI#	Maturity	$216,233	$—	$216,233
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	48,464	—	48,464
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	331,793	—	331,793
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	858,885	—	858,885
Citibank, NA	USD	3,500	07/20/2027	2.104%	CPI#	Maturity	400,183	—	400,183
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	502,249	—	502,249

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	USD	2,500	03/02/2024	2.175%	CPI#	Maturity	$237,035	$—	$237,035
JPMorgan Chase Bank, NA	USD	7,000	07/20/2024	1.995%	CPI#	Maturity	784,985	—	784,985
JPMorgan Chase Bank, NA	USD	3,000	11/04/2026	2.015%	CPI#	Maturity	365,316	—	365,316
JPMorgan Chase Bank, NA	USD	5,000	12/27/2028	2.009%	CPI#	Maturity	596,888	—	596,888
Morgan Stanley Capital Services LLC	USD	1,800	07/20/2032	2.158%	CPI#	Maturity	222,175	—	222,175

							$4,564,206	$—	$4,564,206

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,840	10/09/2029	1.125%	SIFMA*	Quarterly	$349,243	$—	$349,243

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	533	03/17/2023	$16,568

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $6,310,840 or 2.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Non-income producing security.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,580,028 and gross unrealized depreciation of investments was $(12,659,713), resulting in net unrealized appreciation of $2,920,315.

As of December 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.4% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$170,994,078	$—	$170,994,078
Investment Companies	49,591,434	—	—	49,591,434
Governments - Treasuries	—	3,282,811	—	3,282,811
Options Purchased - Puts	—	1,739,941	—	1,739,941
Collateralized Mortgage Obligations	—	65,990	—	65,990
Short-Term Investments	16,789,971	—	—	16,789,971

Total Investments in Securities	66,381,405	176,082,820	—	242,464,225
Other Financial Instruments(a):
Assets:
Futures	232,109	—	—	232,109
Forward Currency Exchange Contracts	—	459,412	—	459,412
Centrally Cleared Inflation (CPI) Swaps	—	2,339,095	—	2,339,095
Centrally Cleared Interest Rate Swaps	—	171,995	—	171,995
Inflation (CPI) Swaps	—	4,564,206	—	4,564,206
Interest Rate Swaps	—	349,243	—	349,243
Total Return Swaps	—	16,568	—	16,568
Liabilities:
Futures	(1,094,398)	—	—	(1,094,398)
Forward Currency Exchange Contracts	—	(435,787)	—	(435,787)
Centrally Cleared Inflation (CPI) Swaps	—	(470,430)	—	(470,430)
Credit Default Swaps	—	(182,109)	—	(182,109)

Total	$65,519,116	$182,895,013	$—	$248,414,129

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2022 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,452	$46,430	$40,092	$16,790	$164